Derivative financial instruments - Hedged items in fair value hedges (Details) - Fair value hedges [member] - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Carrying amount, hedged assets	£ 42,632	£ 32,855
Accumulated fair value hedge adjustment included in carrying amount	1,707	1,203
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	315	491
Liabilities
Carrying amount, hedged liabilities	(26,978)	(32,304)
Accumulated fair value hedge adjustment included in carrying amount	(1,477)	(782)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(414)	(460)
Total Hedged Items	15,654	551
Accumulated fair value hedge adjustment included in carrying amount, total	230	421
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, total	(99)	31
Change in fair value used as a basis to determine hedge ineffectiveness	866	877
Hedge ineffectiveness recognised in the income statement	£ (49)	£ (1)
Line item in the income statement used to recognised ineffectiveness	Hedge ineffectiveness is recognised in net interest income.	Hedge ineffectiveness is recognised in net interest income.
Interest rate risk [member] | Financial assets at fair value through other comprehensive income [member]
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	£ 17
Hedge ineffectiveness recognised in the income statement	(7)
Inflation risk [member] | Financial assets at fair value through other comprehensive income [member]
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	453
Hedge ineffectiveness recognised in the income statement	3
Hedged Assets [member]
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	1,663	£ 1,815
Hedge ineffectiveness recognised in the income statement	(43)	(28)
Hedged Assets [member] | Interest rate risk [member] | Debt securities [member]
Assets
Carrying amount, hedged assets	1,440	600
Accumulated fair value hedge adjustment included in carrying amount	23	0
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	17	0
Hedge ineffectiveness recognised in the income statement	(7)	0
Hedged Assets [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income [member]
Assets
Carrying amount, hedged assets	27,959	21,243
Accumulated fair value hedge adjustment included in carrying amount	964	734
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	322	467
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	864	1,699
Hedge ineffectiveness recognised in the income statement	(33)	(15)
Hedged Assets [member] | Inflation risk [member] | Debt securities [member]
Assets
Carrying amount, hedged assets	4,071	2,258
Accumulated fair value hedge adjustment included in carrying amount	(43)	(41)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	453	(41)
Hedge ineffectiveness recognised in the income statement	3	1
Hedged Assets [member] | Inflation risk [member] | Financial assets at fair value through other comprehensive income [member]
Assets
Carrying amount, hedged assets	7,782	7,146
Accumulated fair value hedge adjustment included in carrying amount	319	94
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(9)	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	249	118
Hedge ineffectiveness recognised in the income statement	(9)	(13)
Loans and advances [member] | Interest rate risk [member] | Financial assets at amortised cost [member]
Assets
Carrying amount, hedged assets	835	1,083
Accumulated fair value hedge adjustment included in carrying amount	99	91
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	2	24
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	55	36
Hedge ineffectiveness recognised in the income statement	0	(1)
Loans and advances [member] | Inflation risk [member] | Financial assets at amortised cost [member]
Assets
Carrying amount, hedged assets	545	525
Accumulated fair value hedge adjustment included in carrying amount	345	325
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	0	0
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	25	3
Hedge ineffectiveness recognised in the income statement	3	0
Hedged liabilities [member]
Liabilities
Change in fair value used as a basis to determine hedge ineffectiveness	(797)	(938)
Hedge ineffectiveness recognised in the income statement	(6)	27
Debt securities [member] | Interest rate risk [member]
Liabilities
Carrying amount, hedged liabilities	(26,978)	(32,304)
Accumulated fair value hedge adjustment included in carrying amount	(1,477)	(782)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(414)	(460)
Change in fair value used as a basis to determine hedge ineffectiveness	(797)	(938)
Hedge ineffectiveness recognised in the income statement	£ (6)	£ 27